Corporate information (Details) - MYT Holding LLC	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Mytheresa Group
Disclosure of transactions between related parties
Percentage of ownership	78.30%	78.40%
MYT Netherlands Parent B.V.
Disclosure of transactions between related parties
Percentage of ownership	78.30%